As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

McCarthy Mutli-Cap Stock Fund
Schedule of Investments
at March 31, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.18%
	Aerospace & Defense - 0.69%
21,835	Innovative Solutions and Support, Inc.*	$283,855
	Beverages - 3.54%
16,373	The Coca-Cola Co.	685,537
13,196	PepsiCo, Inc.	762,597
		1,448,134
	Capital Markets - 1.73%
18,120	Federated Investors, Inc.	707,586
	Chemicals - 1.23%
4,400	Headwaters Inc.*	175,076
7,158	The Scotts Miracle-Gro Co. - Class A	327,550
		502,626
	Commercial Banks - 3.24%
14,895	Fifth Third Bancorp	586,267
10,200	National City Corp.	355,980
6,000	Wells Fargo & Co.	383,220
		1,325,467
	Commercial Services & Supplies - 11.71%
21,075	Cendant Corp.	365,651
42,935	Corinthian Colleges, Inc.*	618,264
15,755	FirstService Corp.*#	387,416
16,018	Jackson Hewitt Tax Service, Inc.	505,848
14,604	NCO Group, Inc.*	346,845
9,534	Republic Services, Inc.	405,290
5,000	Strayer Education, Inc.	511,300
11,100	Waste Connections, Inc.*	441,891
34,400	Waste Management, Inc.	1,214,320
		4,796,825
	Communications Equipment - 1.21%
97,000	3Com Corp.*	496,640
	Consumer Finance - 1.66%
22,141	MoneyGram International, Inc.	680,172
	Diversified Telecommunication Services - 3.09%
19,575	Alltel Corp.	1,267,481
	Electronic Equipment & Instruments - 1.09%
11,600	Benchmark Electronics, Inc.*	444,860
	Food & Staples Retailing - 2.88%
25,000	Wal-Mart Stores, Inc.	1,181,000
	Food Products - 1.06%
12,900	Fresh Del Monte Produce, Inc. #	272,835
3,840	Lancaster Colony Corp.	161,280
		434,115
	Health Care Equipment & Supplies - 6.73%
6,251	Biosite, Inc.*	324,615
39,160	Boston Scientific Corp.*	902,638
16,375	Conmed Corp.*	313,581
17,840	Fisher Scientific International, Inc.*	1,214,012
		2,754,846
	Health Care Providers & Services - 7.63%
17,300	Apria Healthcare Group, Inc.*	397,554
14,486	Caremark Rx, Inc.*	712,422
14,183	Laboratory Corporation of America Holdings*	829,422
52,778	Odyssey HealthCare, Inc.*	908,309
48,424	Stewart Enterprises, Inc. - Class A	276,501
		3,124,208
	Hotels, Restaurants & Leisure - 1.19%
9,600	International Speedway Corp. - Class A	488,640
	Household Durables - 0.83%
4,200	Mohawk Industries, Inc.*	339,024
	Industrial Conglomerates - 4.93%
13,200	3M Co.	999,108
38,000	Tyco International Ltd. #	1,021,440
		2,020,548
	Insurance - 7.31%
12,730	American International Group, Inc.	841,326
494	Berkshire Hathaway, Inc. - Class B*	1,487,928
3,108	Hanover Insurance Group, Inc.	162,921
9,415	Horace Mann Educators Corp.	177,002
6,878	Triad Guaranty, Inc.*	322,578
		2,991,755
	Internet & Catalog Retail - 1.00%
13,907	IAC/InterActiveCorp*	409,839
	IT Services - 4.88%
21,199	Convergys Corp.*	386,034
30,748	First Data Corp.	1,439,621
5,850	Hewitt Associates, Inc. - Class A*	173,979
		1,999,634
	Machinery - 0.43%
3,700	The Toro Co.	176,675
	Media - 2.79%
139,293	Liberty Media Corp. - Class A*	1,143,596
	Metals & Mining - 1.93%
31,650	Compass Minerals International, Inc.	790,934
	Oil & Gas - 4.12%
7,306	Devon Energy Corp.	446,908
13,075	Encore Acquisition Co.*	405,325
17,023	Energy Partners, Ltd.*	401,402
10,294	Newfield Exploration Co.*	431,319
		1,684,954
	Pharmaceuticals - 3.47%
10,446	Johnson & Johnson	618,612
19,519	Pfizer, Inc.	486,414
16,580	Schering-Plough Corp.	314,854
		1,419,880
	Real Estate - 0.80%
7,598	Redwood Trust, Inc.	329,145
	Semiconductor & Semiconductor Equipment - 2.14%
30,467	Applied Materials, Inc.	533,477
9,272	Cabot Microelectronics Corp.*	343,991
		877,468
	Software - 11.16%
12,830	Fair Isaac Corp.	508,325
6,365	Intuit, Inc.*	338,554
39,121	Jack Henry & Associates, Inc.	894,697
21,004	Manhattan Associates, Inc.*	462,088
36,300	Microsoft Corp.	987,723
179,452	Novell, Inc.*	1,378,192
		4,569,579
	Thrifts & Mortgage Finance - 1.71%
16,439	Washington Mutual, Inc.	700,630
	TOTAL COMMON STOCKS (Cost $32,910,770)	39,390,116

Contracts		Value
	PURCHASED CALL OPTIONS - 0.61%
750	Intel Corp.
	Expiring January 2007, Exercise Price $17.50 (Cost $302,250)	247,500

	SHORT-TERM INVESTMENTS - 3.23%
1,321,781	Federated Cash Trust Treasury Money Market Fund (Cost $1,321,781)	1,321,781
	Total Investments in Securities (Cost $34,534,801) - 99.41%	40,959,397
	Other Liabilities in Excess of Assets - (0.02)%	(7,248)
	NET ASSETS - 100.00%	$40,952,149

* Non-income producing security.
# U.S. security of a foreign issuer.

The cost basis of investments for federal tax purposes at March 31, 2006 was as follows*:

Cost of investments	$34,539,152
Gross unrealized appreciation	$6,959,757
Gross unrealized depreciation	(539,512)
Net unrealized appreciation	$6,420,245

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   5/26/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   5/26/06

* Print the name and title of each signing officer under his or her signature.